ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Total assets	$ 8,226,531,037	$ 6,391,312,469
Total liabilities	7,356,352,294	5,729,188,720
Total revenues	612,064,917	391,541,429	$ 272,507,595
VIEs
Variable Interest Entity [Line Items]
Total assets	71,572,514	67,804,573
Total liabilities	42,067,164	29,978,272
Total revenues	34,131,716	28,432,186	24,775,979
VIEs | Intercompany Eliminations
Variable Interest Entity [Line Items]
Total assets	(37,153,794)	(42,440,971)
Total liabilities	(20,260,021)	(17,061,601)
Total revenues	$ 30,777,779	$ 25,695,953	$ 21,984,942